Statements of Net Assets Available for Benefits - EBP 003 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Investments:
Plan’s interest in the Colgate-Palmolive Savings & Investment Plans Master Trust	$ 2,733,001	$ 2,558,167
Investments at fair value	534,151	687,500
Receivables:
Company contributions	13,224	10,065
Dividends and interest	1	4
Notes receivable from participants	12,373	12,401
Total receivables	25,598	22,470
Total assets	3,292,750	3,268,137
Liabilities
Long-term note payable to Colgate-Palmolive Company	0	19
Accrued interest on note payable	0	10
Total liabilities	0	29
Net assets available for benefits	$ 3,292,750	$ 3,268,108